Common Stock- Global Employee Stock Purchase Plan (Details) - Employee Stock - shares	Sep. 30, 2020	Sep. 22, 2020
Class of Stock [Line Items]
Maximum percent of eligible compensation available to contribute		15.00%
Purchase price of common stock, percent		85.00%
Class B Common Stock
Class of Stock [Line Items]
Shares reserved for future issuance (in shares)		25,000,000
Shares issued (in shares)	0